Acquisition of Subsidiaries: Proforma Statement of Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Proforma Statement of Operations

	For the Three Months Ended		For the Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
Revenues	$2,705,700	$1,770,047	$8,936,869	$5,434,094
Cost of Sales	1,555,800	1,238,680	5,963,889	3,639,468
Gross Profit	1,149,900	531,367	2,972,980	1,794,626
Operating Expenses	6,450,649	3,587,265	17,204,675	10,063,826
Loss from Operations	(5,300,749)	(3,005,898)	(14,231,696)	(8,269,200)
Other Income (Expense)	113,566	939,400	225,844	1,269,695
Loss Before Income Taxes	(5,414,316)	(2,116,498)	(14,005,852)	(6,999,505
Income Tax Expense	-	-	-	-
Net Loss	$(5,414,316)	$(2,116,498)	$(14,005,852)	$(6,999,505)
Basic and Diluted Loss per Share	$(0.12)	$(0.11)	$(0.46)	$(0.37)
Weighted Average Number of Common Shares
Outstanding Basic and Diluted	45,140,963	19,014,439	30,138,004	18,688,056

December 31,
2011
Revenues	$8,682,109
Net Loss	$(7,244,198)